PROPERTY AND EQUIPMENT (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 6,025,421
Ending balance	8,335,867	$ 6,025,421
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,869,174	934,264
Additions	2,859,763	5,934,910
Disposals	(132,960)	0
Transfers	0	0
Ending balance	9,595,977	6,869,174
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(843,753)	(229,043)
Amortisation for the period	539,693	614,710
Disposals	(123,336)	0
Transfers	0	0
Ending balance	(1,260,110)	(843,753)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,003,043
Ending balance	1,954,469	2,003,043
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,064,993	0
Additions	0	2,064,993
Disposals	0	0
Transfers	0	0
Ending balance	2,064,993	2,064,993
Land and buildings [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(61,950)	(0)
Amortisation for the period	48,574	61,950
Disposals	0	0
Transfers	0	0
Ending balance	(110,524)	(61,950)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	971,803
Ending balance	3,554,722	971,803
Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,305,960	253,138
Additions	689,765	1,052,822
Disposals	(36,983)	0
Transfers	2,068,202	0
Ending balance	4,026,944	1,305,960
Plant and Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(334,157)	(91,206)
Amortisation for the period	171,734	242,951
Disposals	(33,669)	0
Transfers	0	0
Ending balance	(472,222)	(334,157)
Office furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	182,326
Ending balance	156,909	182,326
Office furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	321,457	91,713
Additions	18,019	229,744
Disposals	(95,977)	0
Transfers	0	0
Ending balance	243,499	321,457
Office furniture and Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(139,131)	(75,007)
Amortisation for the period	37,126	64,124
Disposals	(89,667)	0
Transfers	0	0
Ending balance	(86,590)	(139,131)
Leasehold Improvement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	135,491
Ending balance	108,513	135,491
Leasehold Improvement [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	258,831	111,190
Additions	95,874	147,641
Disposals	0	0
Transfers	0	0
Ending balance	354,705	258,831
Leasehold Improvement [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(123,340)	(37,063)
Amortisation for the period	122,852	86,277
Disposals	0	0
Transfers	0	0
Ending balance	(246,192)	(123,340)
Right Of Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	293,048
Ending balance	615,206	293,048
Right Of Use [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	478,223	478,223
Additions	481,565	0
Disposals	0	0
Transfers	0	0
Ending balance	959,788	478,223
Right Of Use [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(185,175)	(25,767)
Amortisation for the period	159,407	159,408
Disposals	0	0
Transfers	0	0
Ending balance	(344,582)	(185,175)
Under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,439,710
Ending balance	1,946,048	2,439,710
Under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,439,710	0
Additions	1,574,540	2,439,710
Disposals	0	0
Transfers	(2,068,202)	0
Ending balance	1,946,048	2,439,710
Under construction [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortisation for the period	0	0
Disposals	0	0
Transfers	0	0
Ending balance	$ 0	$ 0